Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	$ (11,456,132)	$ (610,707)
Adjustment to reconcile net loss to net cash:
Depreciation and amortization	38,343	24,545
Advances written-off	175,257
Earnout Expenses	6,656,500
Interest on lease liability	6,867
Changes in operating assets and liabilities:
Accounts receivables, net
Inventory	211,805	103,555
Deposits and advances	(805,139)	129,748
Claims and advances
Accounts payable	948,364	(3,800)
Accrued and other liabilities	378,187	(27,411)
Net cash used in operating activities	(3,845,948)	(384,070)
Income Tax paid/Received	(26,162)
Net cash used in Operating Activities	(3,872,110)	(384,070)
Cash flow from investing activities:
Net sale/(purchase) of property, plant, and equipment	(102,994)	(13,491)
Investment in/sale of marketable securities/Subsidiaries	471	465
Net cash provided by/ (used in) investing activities	(102,523)	(13,026)
Cash flows from financing activities:
Issuance of equity stock through offering (net of expenses)	5,221,490	25,001
Repayment of Lease Liabilities	(18,052)
Proceeds from/Repayment of borrowings	(1,080,428)	271,582
Net cash provided by financing activities	4,123,010	296,583
Effects of exchange rate changes on cash and cash equivalents	5,286	46,286
Net increase/(decrease) in cash and cash equivalents	153,663	(54,227)
Cash and cash equivalents at the beginning of the period	21,378	75,605
Cash and cash equivalents at the end of the period	175,041	21,378
Non-cash items:
Operating leases entered during the year	$ 238,860